8. DEBT - Notes Payable (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Notes Payable	$ 898,696	$ 929,629
Short Term Debt	898,696	929,629
Long Term Debt	0	0
Arrayit Corp. | Note 1
Notes Payable	288,750	275,000
Arrayit Corp. | Note 2
Notes Payable	15,000	15,000
Arrayit Corp. | Note 3
Notes Payable	31,082	30,749
Arrayit Corp. | Note 4
Notes Payable	$ 563,864	$ 608,520